VARIABLE INTEREST ENTITY ('VIE') (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets	$ 50,686,275	$ 42,717,316
Property and equipment, net	4,258,121	2,324,823
Total assets	75,685,450	58,815,689
Total liabilities	(16,735,742)	(14,065,407)
Current liabilities:
Short-term loans - banks	5,129,295	5,819,787
Current maturities of long-term loans - third party	14,117	77,493
Accounts payable	935,588	293,985
Other payables and accrued liabilities	1,846,917	3,628,809
Operating lease liability - current	300,468	313,460
Customer deposits	941,877
Taxes payable	1,983,945	833,476
Total current liabilities	16,735,742	13,680,028
Operating lease liabilities		372,051
Variable Interest Entity [Member]
Current assets	48,484,286	37,040,733
Property and equipment, net	115,500	162,374
Other non-current assets	20,621,925	13,773,550
Total assets	69,221,711	50,976,657
Total liabilities	(12,728,123)	(12,494,955)
Net assets	56,493,588	38,481,702
Current liabilities:
Short-term loans - banks	2,130,301	5,819,787
Current maturities of long-term loans - third party	14,117	77,493
Accounts payable	935,588	293,985
Other payables and accrued liabilities	1,580,787	2,058,626
Other payables - related party	22,529	21,072
Operating lease liability - current	300,468	313,460
Customer deposits	941,877
Taxes payable	6,802,454	3,525,153
Total current liabilities	12,728,123	12,109,576
Operating lease liabilities		372,051
Long-term loans - third party		13,328
Total liabilities	$ 12,728,123	$ 12,494,955